Consolidated Statement of Changes in Stockholder's Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Total
Equity Balance at Dec. 31, 2018	$ 0	$ 53,912	$ 7,931,013	$ 0	$ (8,625,412)	$ (640,487)
Equity Balance, Shares at Dec. 31, 2018	51	5,391,410,725
Reverse split on AIPC	$ 0	$ (53,907)	53,907	0	0	0
Reverse stock split, shares		(5,390,871,584)
Intrinsic value associated with convertible notes	0	$ 0	157,496	0	0	157,496
Issuance of stock for deferred compensation, value	0	$ 170	2,889,830	0	0	2,890,000
Issuance of stock for deferred compensation, shares issued		17,000,000
Issuance of stock for debt conversion, value	0	$ 18	15,300	0	0	15,318
Issuance of stock for debt conversion, shares issued		1,750,000
Net loss	$ 0	$ 0	0	0	(3,035,043)	(3,035,043)
Equity Balance, Shares at Dec. 31, 2019	51	19,289,141
Equity Balance at Dec. 31, 2019	$ 0	$ 193	11,047,546	0	(11,660,455)	(612,716)
Intrinsic value associated with convertible notes	0	0	40,000	0	0	40,000
Issuance of stock for debt conversion, value	0	$ 602	223,055		0	223,657
Issuance of stock for debt conversion, shares issued		60,240,258
Issuance of stock for services, value	0	$ 40	147,960	0	0	148,000
Issuance of stock for services, shares issued		4,000,000
Proceeds from grants	0	$ 0	8,000	0	0	8,000
Issuance of stock for cash, value	0	$ 243	169,818	0	0	170,061
Issuance of stock for cash, shares		24,294,400
Retired to treasury, value	0	$ (170)	(103,530)	103,700	0	$ 0
Retired to treasury, shares		(17,000,000)				17,000,000
Net loss	$ 0	$ 0	0		(148,050)	$ (148,050)
Equity Balance, Shares at Dec. 31, 2020	51	90,823,799
Equity Balance at Dec. 31, 2020	$ 0	$ 908	$ 11,532,849	$ 0	$ (11,808,505)	$ (171,048)